Employee benefit plans - Reconciliation of changes in projected benefit obligation and fair value of plan assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥ 269,736	¥ 253,292
Service cost	9,565	8,909	¥ 8,253
Interest cost	2,258	1,444	2,092
Actuarial gain	17,004	16,367
Benefits paid	(10,581)	(10,285)
Acquisition, divestitures and other	1	9
Projected benefit obligation at end of year	287,983	269,736	253,292
Change in plan assets:
Fair value of plan assets at beginning of year	233,945	232,027
Actual return on plan assets	5,128	6,754
Employer contributions	4,139	4,124
Benefits paid	(9,162)	(8,960)
Fair value of plan assets at end of year	234,050	233,945	¥ 232,027
Funded status at end of year	(53,933)	(35,791)
Amounts recognized in the consolidated balance sheets	¥ (53,933)	¥ (35,791)